Financial Instruments - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Oct. 01, 2011
Navion Norvegia [Member]
Estimated trading life of the vessel		2 years 2 months 12 days
Future revenues based on field production forecasts		$ 37,200,000
Operating and dry-dock expenditures		20,500,000
Residual value based on vessel's light weight tonnage and price of steel		6,500,000
Weighted average cost of capital, discount rate		7.90%
Estimated fair value of vessels		18,000,000
Scott Spirit [Member]
Business acquisition purchase price				116,000,000
Estimated fair value of the consideration liability based upon new ship days, number of days		219 days	787 days
Estimated fair value of the consideration liability based upon new ship days, average daily hire rate		59,255	53,043
Estimated increase in the daily rate for existing ship days		15,532
Existing ship days used to determine increase in daily rate used to estimate fair value of the consideration liability		365 days
Payout amount as provided for in the contingent consideration formula, Minimum		0
Payout amount as provided for in the contingent consideration formula, Maximum	5,900,000	12,000,000		12,000,000
Additional purchase price paid by the Partnership	$ 5,900,000